Stockholders' Equity (Tables)	12 Months Ended
Feb. 29, 2020
Convertible Preferred Stock and Stockholders' Equity (Deficit)
Schedule of convertible preferred stock

		Shares	Issued and	Carrying	Liquidation
Series	Par value	authorized	outstanding	amount	value
A‑1	$0.0001	3,560,000	3,559,995	$10,000	$10,000
A‑2	0.0001	2,579,999	2,579,994	10,000	10,000
B	0.0001	4,058,736	4,058,731	16,944	16,944
C	0.0001	601,160	601,151	7,000	7,000
D	0.0001	1,751,874	1,751,871	30,000	30,000
E	0.0001	6,089,189	6,089,159	140,720	145,300
F	0.0001	873,038	873,038	18,358	20,000
		19,513,996	19,513,939	$233,022	$239,244